Subsequent Events - Additional Information (Details) - USD ($)				3 Months Ended	12 Months Ended
	May 07, 2026	May 01, 2026	Apr. 16, 2026	Mar. 31, 2026	Dec. 31, 2025	Jan. 30, 2026	Dec. 31, 2024	Oct. 30, 2024
Subsequent Event [Line Items]
Common stock, shares, issued				924,167	921,354		900,104
Common stock, par or stated value per share				$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
GIGCAPITAL7 CORP [Member]
Subsequent Event [Line Items]
Working capital loan						$ 148,000
Warrants exercisable price per share				$ 11.5	$ 11.5
Warrant [Member] | GIGCAPITAL7 CORP [Member]
Subsequent Event [Line Items]
Sale of units in private placement						14,800
Common Warrants [Member] | GIGCAPITAL7 CORP [Member]
Subsequent Event [Line Items]
Sale of units in private placement						11.5
Convertible Common Stock [Member] | GIGCAPITAL7 CORP [Member]
Subsequent Event [Line Items]
Working capital loan price						$ 10
Subsequent Event [Member]
Subsequent Event [Line Items]
Public company precapital raise valuation			$ 776,599,997
Subsequent Event [Member] | Post PreCapital Raise Valuation [Member]
Subsequent Event [Line Items]
Common stock, shares, issued			60,000,000
Common stock, par or stated value per share			$ 10
Business combination, consideration transferred, equity interest			$ 600,000,000
Subsequent Event [Member] | GIGCAPITAL7 CORP [Member]
Subsequent Event [Line Items]
Working capital loan						$ 148,000
Convertible loan			$ 293,000
Subsequent Event [Member] | Warrant [Member] | GIGCAPITAL7 CORP [Member]
Subsequent Event [Line Items]
Sale of units in private placement			29,300			14,800
Subsequent Event [Member] | Common Warrants [Member] | GIGCAPITAL7 CORP [Member]
Subsequent Event [Line Items]
Warrants exercisable price per share			$ 11.5			$ 11.5
Subsequent Event [Member] | Convertible Common Stock [Member] | GIGCAPITAL7 CORP [Member]
Subsequent Event [Line Items]
Working capital loan price			$ 10			$ 10
Common stock, shares, issued			29,300			14,800
Subsequent Event [Member] | Convertible Common Stock [Member] | Common Warrants [Member] | GIGCAPITAL7 CORP [Member]
Subsequent Event [Line Items]
Common stock, shares, issued			29,300			14,800
Subsequent Event [Member] | SAFE equity financings [Member]
Subsequent Event [Line Items]
Stock issued during period, value, new issues				$ 1,710,000	$ 1,365,000
Subsequent Event [Member] | NonRedemption Agreements [Member] | GIGCAPITAL7 CORP [Member]
Subsequent Event [Line Items]
Redemption rights with respect to aggregate number of public shares		1,800,000
Threshold percentage to hold number of public shares in excess of if number of public shares outstanding		9.99%
Subsequent Event [Member] | Merger Sub [Member]
Subsequent Event [Line Items]
Stock redeemed or called during period, shares	16,834,491
Net proceeds from business combination	$ 33,900,000
Forward stock purchase agreement amount	$ 5,900,000